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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007

              Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                     Name:    Fidelity National Financial, Inc.
                     Address: 601 Riverside Avenue
                              Jacksonville, FL 32204

                       Form 13F File Number: 28-11785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

           Name:  Anthony J. Park
           Title: Chief Financial Officer
                  (Principal Financial and Accounting Officer)
           Phone: (904) 854-8100

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

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


(s) Anthony J. Park                      Jacksonville, Florida  August 14, 2007
--------------------------------------       [City, State]           [Date]
[Signature]
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                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

                            FORM 13F FILE NUMBER NAME

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

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
Number of Other Included Managers:            None
Form 13F Information Table Entry Total:         43
Form 13F Information Table Value Total:   $163,869
                                        (thousands)
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LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.
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                         FORM 13F REPORT

NAME OF REPORTING MANAGER: FIDELITY NATIONAL FINANCIAL, INC.

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
                                                                                                                  VOTING AUTHORITY
                                 TITLE OF                 VALUE       SHARES/  SH/    PUT/   INVSTMT   OTHER
NAME OF ISSUER                    CLASS       CUSIP      (X1000)      PRN AMT  PRN    CALL   DSCRETN   MANAGERS  SOLE  SHARED  NONE
UNDER ARMOUR INC.                 COMMON   904311-10-7     9,845     215,660    SH           DEFINED              x
ALLEGHENY ENERGY INC              COMMON   017361-10-6     8,522     164,700    SH           DEFINED              x
JC PENNY CORP., INC               COMMON   708160-10-6     7,238     100,000    SH           DEFINED              x
WAL-MART STORES INC               COMMON   931142-10-3     7,217     150,000    SH           DEFINED              x
NTN BUZZTIME INC.                 COMMON   629410-30-9     6,910   6,644,611    SH           DEFINED              x
JOHNSON & JOHNSON                 COMMON   478160-10-4     6,452     104,700    SH           DEFINED              x
LEHMAN BROS HLDGS INC             COMMON   524908-10-0     6,254      82,500    SH           DEFINED              x
BHP BILLITON LTD.                 COMMON   088606-10-8     5,975     100,000    SH           DEFINED              x
SEASPAN CORP.                     COMMON   Y75638-10-9     5,953     185,000    SH           DEFINED              x
AMERICAN CAPITAL STRATEGIES       COMMON   024937-10-4     5,921     139,255    SH           DEFINED              x
TESORO CORPORATION                COMMON   881609-10-1     5,686      99,500    SH           DEFINED              x
HEWLETT PACKARD CO.               COMMON   428236-10-3     5,595     125,400    SH           DEFINED              x
ING GROEP N.V.                    COMMON   456837-10-3     4,410     100,300    SH           DEFINED              x
NORTHGATE MINERALS CORP.          COMMON   666416-10-2     4,336   1,495,300    SH           DEFINED              x
IMPERIAL OIL LIMITED              COMMON   453038-40-8     4,184      90,100    SH           DEFINED              x
BANK OF NEW YORK CO. INC.         COMMON   064057-10-2     4,090      98,700    SH           DEFINED              x
ABRAXAS PETROLEUM CORP.           COMMON   003830-10-6     4,039     901,520    SH           DEFINED              x
CHECKFREE CORP NEW                COMMON   162813-10-9     4,020     100,000    SH           DEFINED              x
CLEVELAND-CLIFFS INC              COMMON   185896-10-7     3,907      50,300    SH           DEFINED              x
NEWMONT MINING CORP               COMMON   651639-10-6     3,906     100,000    SH           DEFINED              x
GLACIER BANCORP INC.              COMMON   37637Q-10-5     3,706     182,135    SH           DEFINED              x
NYSE EURONEXT                     COMMON   629491-10-1     3,681      50,000    SH           DEFINED              x
DISNEY (WALT) CO.                 COMMON   254687-10-6     3,414     100,000    SH           DEFINED              x
TELECOM CORP. OF NEW ZEALAND LTD. COMMON   879278-20-8     3,267     117,000    SH           DEFINED              x
ALBEMARLE CORPORATION             COMMON   012653-10-1     3,113      80,800    SH           DEFINED              x
PLUM CREEK TIMBER COMPANY, INC.   COMMON   729251-10-8     2,979      71,500    SH           DEFINED              x
YAHOO INC.                        COMMON   984332-10-6     2,713     100,000    SH           DEFINED              x
AMR CORP                          COMMON   001765-10-6     2,635     100,000    SH           DEFINED              x
RAIT FINANCIAL TRUST              COMMON   749227-10-4     2,605     100,100    SH           DEFINED              x
MICRON TECHNOLOGY INC             COMMON   595112-10-3     2,503     199,800    SH           DEFINED              x
PROGRESSIVE CORP.                 COMMON   743315-10-3     2,393     100,000    SH           DEFINED              x
INTEL CORP                        COMMON   458140-10-0     2,374     100,000    SH           DEFINED              x
CONTINENTAL AIRLINES INC.         COMMON   210795-30-8     2,286      67,500    SH           DEFINED              x
MONSTER WORLDWIDE INC.            COMMON   611742-10-7     2,055      50,000    SH           DEFINED              x
NISSAN MOTOR LTD                  COMMON   654744-40-8     2,004      93,493    SH           DEFINED              x
RELIANT ENERGY, INC.              COMMON   75952B-10-5     1,754      65,100    SH           DEFINED              x
SARA LEE CORP.                    COMMON   803111-10-3     1,740     100,000    SH           DEFINED              x
NEW YORK COMMUNITY BANCORP INC.   COMMON   649445-10-3     1,702     100,000    SH           DEFINED              x
OPTIONSXPRESS HOLDINGS INC.       COMMON   684010-10-1     1,697      66,141    SH           DEFINED              x
DOCUMENT SECURITY SYSTEMS INC.    COMMON   25614T-10-1       764      55,400    SH           DEFINED              x
UNIVERSAL CORP VA                 COMMON   913456-10-9        12         200    SH           DEFINED              x
AMERICAN RESTAURANT GROUP INC     COMMON   029309-80-4        10       1,000    SH           DEFINED              x
COMCAST CORP NEW                  COMMON   20030N-10-1         0           1    SH           DEFINED              x

                                                         163,869  12,947,716
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